Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust III
Entity Central Index Key	0001071336
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000088318 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class A Shares
Trading Symbol	NCOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$107	1.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Income Fund returned 12.81% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund outperformed the ICE BofA US High Yield Index, which returned 12.48%.

•  Top contributors to relative performance

»   Security selection within the bond allocation, particularly in the telecommunication services and health care equipment and services industries.

»   Out‑of‑benchmark allocation to equities received from reorganizations.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to senior loans.
Performance Attribution Telecom and health care equipment and services Equities received from reorganizations Senior loans

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	12.81%	3.52%	3.77%

Class A Shares at maximum sales charge (Offering Price)	7.45%	2.52%	3.27%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

ICE BofA U.S. High Yield Index	12.48%	4.27%	4.56%

Lipper High Yield Funds Classification Average	11.57%	3.92%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 661,779,022
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 3,423,049
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$661,779,022

Total number of portfolio holdings	229

Portfolio turnover (%)	181%

Total management fees paid for the year	$3,423,049

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, Kristal Seales, CFA, was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000088319 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class C Shares
Trading Symbol	NCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$187	1.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.76%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Income Fund returned 11.96% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the ICE BofA US High Yield Index, which returned 12.48%.

•  Top contributors to relative performance

»   Security selection within the bond allocation, particularly in the telecommunication services and health care equipment and services industries.

»   Out‑of‑benchmark allocation to equities received from reorganizations.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to senior loans.
Performance Attribution Telecom and health care equipment and services Equities received from reorganizations Senior loans

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	11.96%	2.76%	3.16%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

ICE BofA U.S. High Yield Index	12.48%	4.27%	4.56%

Lipper High Yield Funds Classification Average	11.57%	3.92%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 661,779,022
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 3,423,049
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$661,779,022

Total number of portfolio holdings	229

Portfolio turnover (%)	181%

Total management fees paid for the year	$3,423,049

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, Kristal Seales, CFA, was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000146445 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class R6 Shares
Trading Symbol	NCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Income Fund returned 13.26% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund outperformed the ICE BofA US High Yield Index, which returned 12.48%.

•  Top contributors to relative performance

»   Security selection within the bond allocation, particularly in the telecommunication services and health care equipment and services industries.

»   Out‑of‑benchmark allocation to equities received from reorganizations.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to senior loans.
Performance Attribution Telecom and health care equipment and services Equities received from reorganizations Senior loans

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (10/1/14)

Class R6 Shares at NAV	13.26%	3.91%	4.41%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.67%

ICE BofA U.S. High Yield Index	12.48%	4.27%	4.81%

Lipper High Yield Funds Classification Average	11.57%	3.92%	4.08%

Performance Inception Date	Oct. 01, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 661,779,022
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 3,423,049
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$661,779,022

Total number of portfolio holdings	229

Portfolio turnover (%)	181%

Total management fees paid for the year	$3,423,049

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, Kristal Seales, CFA, was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000088321 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class I Shares
Trading Symbol	NCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$81	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Income Fund returned 13.14% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund outperformed the ICE BofA US High Yield Index, which returned 12.48%.

•  Top contributors to relative performance

»   Security selection within the bond allocation, particularly in the telecommunication services and health care equipment and services industries.

»   Out‑of‑benchmark allocation to equities received from reorganizations.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to senior loans.
Performance Attribution Telecom and health care equipment and services Equities received from reorganizations Senior loans

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	13.14%	3.79%	4.04%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

ICE BofA U.S. High Yield Index	12.48%	4.27%	4.56%

Lipper High Yield Funds Classification Average	11.57%	3.92%	3.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 661,779,022
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 3,423,049
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$661,779,022

Total number of portfolio holdings	229

Portfolio turnover (%)	181%

Total management fees paid for the year	$3,423,049

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, Kristal Seales, CFA, was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000100148 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	NFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$104	0.99%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Floating Rate Income Fund returned 10.51% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund outperformed the Credit Suisse Leveraged Loan Index, which returned 9.81%.

•  Top contributors to relative performance

»   Security selection within the loan allocation, particularly in the information technology and health care sectors.

»   Out‑of‑benchmark allocation to equities received from reorganizations, including equity received from the restructuring of QuarterNorth Energy Holding Inc. (formerly known as Fieldwood Energy Inc.), and Vistra Vision (formerly known as Energy Harbor).

•  Top detractors from relative performance

»   Higher credit quality positioning within the loan allocation, including an underweight to CCC‑rated loans.
Performance Attribution Information technology and health care Equities received from reorganizations Higher credit quality within loan allocation

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	10.51%	5.15%	4.02%

Class A Shares at maximum sales charge (Offering Price)	7.19%	4.51%	3.70%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%

Lipper Loan Participation Funds Classification Average	8.96%	4.34%	3.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,522,472,754
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 8,936,608
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$1,522,472,754

Total number of portfolio holdings	387

Portfolio turnover (%)	24%

Total management fees paid for the year	$8,936,608

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000100149 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	NFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$182	1.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.74%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Floating Rate Income Fund returned 9.69% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund performed in line with the Credit Suisse Leveraged Loan Index, which returned 9.81%.

•  Top contributors to relative performance

»   Security selection within the loan allocation, particularly in the information technology and health care sectors.

»   Out‑of‑benchmark allocation to equities received from reorganizations, including equity received from the restructuring of QuarterNorth Energy Holding Inc. (formerly known as Fieldwood Energy Inc.), and Vistra Vision (formerly known as Energy Harbor).

•  Top detractors from relative performance

»   Higher credit quality positioning within the loan allocation, including an underweight to CCC‑rated loans.
Performance Attribution Information technology and health care Equities received from reorganizations Higher credit quality within loan allocation

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	9.69%	4.37%	3.39%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%

Lipper Loan Participation Funds Classification Average	8.96%	4.34%	3.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,522,472,754
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 8,936,608
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$1,522,472,754

Total number of portfolio holdings	387

Portfolio turnover (%)	24%

Total management fees paid for the year	$8,936,608

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000151936 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	NFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$71	0.67%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Floating Rate Income Fund returned 10.79% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund outperformed the Credit Suisse Leveraged Loan Index, which returned 9.81%.

•  Top contributors to relative performance

»   Security selection within the loan allocation, particularly in the information technology and health care sectors.

»   Out‑of‑benchmark allocation to equities received from reorganizations, including equity received from the restructuring of QuarterNorth Energy Holding Inc. (formerly known as Fieldwood Energy Inc.), and Vistra Vision (formerly known as Energy Harbor).

•  Top detractors from relative performance

»   Higher credit quality positioning within the loan allocation, including an underweight to CCC‑rated loans.
Performance Attribution Information technology and health care Equities received from reorganizations Higher credit quality within loan allocation

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (1/28/15)

Class R6 Shares at NAV	10.79%	5.48%	4.63%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.40%

Credit Suisse Leveraged Loan Index	9.81%	5.54%	5.00%

Lipper Loan Participation Funds Classification Average	8.96%	4.34%	3.95%

Performance Inception Date	Jan. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,522,472,754
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 8,936,608
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$1,522,472,754

Total number of portfolio holdings	387

Portfolio turnover (%)	24%

Total management fees paid for the year	$8,936,608

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000100151 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	NFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$78	0.74%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Floating Rate Income Fund returned 10.79% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund outperformed the Credit Suisse Leveraged Loan Index, which returned 9.81%.

•  Top contributors to relative performance

»   Security selection within the loan allocation, particularly in the information technology and health care sectors.

»   Out‑of‑benchmark allocation to equities received from reorganizations, including equity received from the restructuring of QuarterNorth Energy Holding Inc. (formerly known as Fieldwood Energy Inc.), and Vistra Vision (formerly known as Energy Harbor).

•  Top detractors from relative performance

»   Higher credit quality positioning within the loan allocation, including an underweight to CCC‑rated loans.
Performance Attribution Information technology and health care Equities received from reorganizations Higher credit quality within loan allocation

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	10.79%	5.41%	4.28%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%

Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.72%

Lipper Loan Participation Funds Classification Average	8.96%	4.34%	3.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,522,472,754
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 8,936,608
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$1,522,472,754

Total number of portfolio holdings	387

Portfolio turnover (%)	24%

Total management fees paid for the year	$8,936,608

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.